Marketable Securities and Other Investments (Schedule of Proceeds and Gross Realized Gain and Loss) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Marketable Securities and Other Investments
Proceeds	¥ 15,749	¥ 77,153	¥ 3,210
Gross realized gain	3,248	6,623	1,149
Gross realized loss	¥ 401	¥ 5,027	¥ 286